Note 17 - Leases (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets and lease liabilities [text block]
	Right-of-Use Asset	Lease Liabilities
	(USD in thousands)
At December 31, 2024	$1,743	$1,934
Additions	—	—
Depreciation	(254)	—
Interest Expense	—	152
Payments	—	(352)
Depreciation revaluation	—	—
Translation	206	233
At December 31, 2025	$1,695	$1,967
	Right-of-Use Asset	Lease Liabilities
	(USD in thousands)
At December 31, 2023	$2,096	$2,222
Additions	—	—
Depreciation	(203)	—
Interest Expense	—	161
Payments	—	(331)
Translation	(150)	(118)
At December 31, 2024	$1,743	$1,934